Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	Jan. 09, 2020	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 21, 2021	Dec. 21, 2020	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Long-term receivable of seller's credit		$ 12,442	$ 12,442			$ 12,442				$ 23,812
Operating Lease, Liability										23,515
Operating lease liability current		1,080	1,080			1,080				1,067
Operating lease liability non current		557	557			557				1,097
Operating Lease, Right-of-Use Asset		21,878	21,878			21,878				36,969
Operating Lease, Liability, Current		11,790	11,790			11,790				21,031
Operating Lease, Liability, Noncurrent		10,088	10,088			10,088				15,937
Finance Lease, Liability, Current		42,659	42,659			42,659				0
Finance Lease, Right-of-Use Asset, after Accumulated Amortization		54,409	54,409			54,409				0
Finance Lease, Right-of-Use Asset, Amortization						707	$ 306
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Lease Terms									five-year
Net sale Price									$ 24,527
Incentive to Lessee									4,425
Long-term receivable of seller's credit		4,345	4,345			4,345
Finance Lease, Liability									$ 5,148
Operating Lease, Liability		1,637	1,637			1,637				2,164
Operating lease liability current		1,080	1,080			1,080				1,067
Operating lease liability non current		557	557			557				$ 1,097
Operating Lease, Right-of-Use Asset		$ 4,169	$ 4,169			$ 4,169
Incremental borrowing rate		2.54%	2.54%			2.54%
Operating Lease, Weighted Average Remaining Lease Term		1 year 5 months 23 days	1 year 5 months 23 days			1 year 5 months 23 days				1 year 11 months 23 days
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Lease Terms								five-year
Net sale Price								$ 52,304
Incentive to Lessee								$ 8,415
Long-term receivable of seller's credit		$ 8,097	$ 8,097			$ 8,097
Operating Lease, Right-of-Use Asset		$ 17,709	$ 17,709			$ 17,709
Incremental borrowing rate		2.98%	2.98%			2.98%
Operating Lease, Weighted Average Remaining Lease Term		1 year 11 months 26 days	1 year 11 months 26 days			1 year 11 months 26 days				2 years 5 months 26 days
Arctic, Antarctic and Sakura Princess [member]
Property, Plant and Equipment [Line Items]
Sublease Income			$ 9,421			$ 18,458
Archangel, Alaska, Arctic, Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Sublease Income				$ 19,856			$ 49,540
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Lease Terms	five-year
Incentive to Lessee	$ 11,800	$ 5,900	5,900			5,900
Sublease Income		1,399			$ 7,089
Proceeds from Lease Payment, Sales-Type and Direct Financing Leases, Investing Activity	61,070
Finance Lease, Liability, Current		42,659	42,659		43,316	42,659
Lease Incentive Receivable, Noncurrent	$ 11,800
Finance Lease, Principal Payments						918
Finance Lease, Interest Expense						261
Finance Lease, Right-of-Use Asset, after Accumulated Amortization		$ 54,409	$ 54,409		$ 55,116	54,409
Finance Lease, Right-of-Use Asset, Amortization						$ 707
Finance Lease, Weighted Average Discount Rate, Percent					7.10%
Finance Lease, Weighted Average Remaining Lease Term		6 months 10 days	6 months 10 days			6 months 10 days
Property, Plant and Equipment, Additions						$ 21,000